Condensed Balance Sheets	Mar. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 1,150,163
Prepaid expenses and other current assets	7,813
Total current assets	1,157,976
Non-current assets:
Cash and cash equivalents held in Trust account	238,377,571
Total assets	239,535,547
Current liabilities:
Accounts payable	139,452
Accrued liabilities	79,911
Accrued income tax payable	694,852
Note payable	422,000
Total current liabilities	1,336,215
Deferred tax liability	0
Total liabilities	1,336,215
Commitments and Contingencies
Common shares subject to possible redemption, 22,509,588 and 22,552,141 shares at redemption value of $10.36 at March 31, 2020 and December 31, 2019	233,199,331
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2020 and December 31, 2019
Common stock, $0.0001 par value; 100,000,000 shares authorized; 7,130,412 and 7,087,859 shares issued and outstanding (excluding 22,509,588 and 22,552,141 shares subject to possible redemption) at March 31, 2020 and December 31, 2019, respectively	713
Additional paid-in capital	4,999,288
Total stockholders' equity	5,000,001
Total Liabilities and Stockholders' Equity	$ 239,535,547